Debt - Summary of Notes Payable to Contractors (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Consolidated Debt [abstract]
Total notes payable to contractors	$ 1,021,203	$ 2,040,446
Less: current portion of notes payable to contractors	685,178	1,246,854
Notes payable to contractors (long-term)	$ 336,025	$ 793,592